Document and Entity Information	Mar. 23, 2020
Cover [Abstract]
Entity Registrant Name	Kraft Heinz Co
Amendment Flag	false
Entity Central Index Key	0001637459
Document Type	8-K
Document Period End Date	Mar. 23, 2020
Entity File Number	001-37482
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	46-2078182
Entity Address, Address Line One	One PPG Place
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15222
City Area Code	(412)
Local Phone Number	456-5700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	KHC
Security Exchange Name	NASDAQ